Nature of Operations and Basis of Presentation	9 Months Ended
Sep. 30, 2012
Nature Of Operations And Basis Of Presentation
Nature of Operations and Basis of Presentation

Note 1 Nature of Operations and Basis of Presentation

Nature of Operations

MamaMancini’s, Inc. (the “Company”) was organized on February 21, 2012 as a Delaware corporation.

On March 5, 2012, the Company entered into a share exchange (the “Reorganization”) with MamaMancini’s, LLC (the “LLC”) whereby the Unit holders of the LLC exchanged all 4,700 Ownership Units outstanding for 15,000,000 shares of Company common stock and 223,404 common stock options. All equity accounts have been retrospectively recast as a result of the Reorganization.

The Company will continue the existing business operations of the LLC. The historical financial statements of the Company are those of the LLC from the date of the Exchange and subsequent.

The Company is a manufacturer and distributor of a line of beef meatballs with sauce, turkey meatballs with sauce, Italian sausage with sauce and other similar Italian meats with sauces. The Company’s customers are located throughout the United States, with a large concentration in the Northeastern and Southeastern United States regions.

The financial statements presented for all periods through and including September 30, 2012 are those of the Company. As a result of this Reorganization, the equity sections of the LLC for all prior periods presented reflect the Reorganization described above and are consistent with the September 30, 2012 balance sheet presented for the Company.

Since the transaction is considered a Reorganization, the presentation of pro-forma financial information was not required.

Basis of Presentation

Basis of presentation – unaudited interim financial information

The accompanying unaudited interim financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The unaudited interim financial statements furnished reflect all adjustments (consisting of normal recurring accruals) which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. Interim results are not necessarily indicative of the results for the full year. These financial statements should be read in conjunction with the financial statements and notes of the Company for the years ended December 31, 2011 and 2010.